Inventories (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Inventories [Abstract]
Inventories in cost of revenues